Loss Per Share Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,726,354	2,932,614
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,561,412	1,814,957
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		2,900,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,700,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		1,800,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,600,000